OTHER FINANCIAL DATA - INVENTORY (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	$ 246,000,000	$ 113,000,000
Energy Related Inventory, LNG	14,000,000	8,000,000
Energy Related Inventory, Materials And Supplies	136,000,000	166,000,000
Inventories	396,000,000	287,000,000
S D G E Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	8,000,000	3,000,000
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	65,000,000	83,000,000
Inventories	73,000,000	86,000,000
So Cal Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	155,000,000	42,000,000
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	26,000,000	27,000,000
Inventories	181,000,000	69,000,000
Sempra South American Utilities Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0	0
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	33,000,000	40,000,000
Inventories	33,000,000	40,000,000
Sempra Mexico Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0	0
Energy Related Inventory, LNG	9,000,000	3,000,000
Energy Related Inventory, Materials And Supplies	9,000,000	9,000,000
Inventories	18,000,000	12,000,000
Sempra Renewables Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0	0
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	2,000,000	2,000,000
Inventories	2,000,000	2,000,000
Sempra Natural Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	83,000,000	68,000,000
Energy Related Inventory, LNG	5,000,000	5,000,000
Energy Related Inventory, Materials And Supplies	1,000,000	5,000,000
Inventories	$ 89,000,000	$ 78,000,000